Additional disclosures in respect of guaranteed securities Comprehensive income (Details) - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Disclosure of information about consolidated structured entities [line items]
Revenue		£ 6,347	£ 6,684	[1]
Operating costs		(5,330)	(5,410)	[1]
Operating profit/(loss)		1,017	1,274	[1],[2]
Finance income (cost)		(520)	(514)
Dividend income			0
Share of post-tax results of joint ventures and associates		25	20	[1]
Profit/(loss) before tax		522	780	[1]
Tax		(93)	(153)	[1]
Profit/(loss) after tax from continuing operations		429	627	[1],[3]
Profit/(loss) after tax from discontinued operations		3	50	[1]
Total profit/(loss) for the period (continuing and discontinued)		432	677	[1]
Other comprehensive income for the period, net of tax, from continuing operations		899	255	[3]
Other comprehensive income for the period, net of tax, from discontinued operations2	[4]	36	64	[3]
Total comprehensive income for the period		1,367	996	[3]
Equity shareholders of the parent		1,365	996	[3]
Comprehensive income, attributable to non-controlling interests	[5]	2	0	[3]
Parent Guarantor [Member]
Disclosure of information about consolidated structured entities [line items]
Revenue		0	0
Operating costs		0	0
Operating profit/(loss)		0	0
Finance income (cost)		(109)	81
Dividend income			150
Share of post-tax results of joint ventures and associates		517	461
Profit/(loss) before tax		408	692
Tax		22	(15)
Profit/(loss) after tax from continuing operations		430	677
Profit/(loss) after tax from discontinued operations		0	0
Total profit/(loss) for the period (continuing and discontinued)		430	677
Other comprehensive income for the period, net of tax, from continuing operations		899	255
Other comprehensive income for the period, net of tax, from discontinued operations2		36	64
Total comprehensive income for the period		1,365	996
Equity shareholders of the parent		1,365	996
Comprehensive income, attributable to non-controlling interests		0	0
Issuer Of Notes - Nigara Mohawk Power Coporation [Member]
Disclosure of information about consolidated structured entities [line items]
Revenue		1,149	1,153
Operating costs		(958)	(870)
Operating profit/(loss)		191	283
Finance income (cost)		(58)	(52)
Dividend income			0
Share of post-tax results of joint ventures and associates		0	0
Profit/(loss) before tax		133	231
Tax		(33)	(87)
Profit/(loss) after tax from continuing operations		100	144
Profit/(loss) after tax from discontinued operations		0	0
Total profit/(loss) for the period (continuing and discontinued)		100	144
Other comprehensive income for the period, net of tax, from continuing operations		79	0
Other comprehensive income for the period, net of tax, from discontinued operations2		0	0
Total comprehensive income for the period		179	144
Equity shareholders of the parent		179	144
Comprehensive income, attributable to non-controlling interests		0	0
Other subsidiaries [Member]
Disclosure of information about consolidated structured entities [line items]
Revenue		5,198	5,531
Operating costs		(4,372)	(4,540)
Operating profit/(loss)		826	991
Finance income (cost)		(353)	(543)
Dividend income			0
Share of post-tax results of joint ventures and associates		(36)	5
Profit/(loss) before tax		437	453
Tax		(82)	(51)
Profit/(loss) after tax from continuing operations		355	402
Profit/(loss) after tax from discontinued operations		3	50
Total profit/(loss) for the period (continuing and discontinued)		358	452
Other comprehensive income for the period, net of tax, from continuing operations		416	517
Other comprehensive income for the period, net of tax, from discontinued operations2		0	0
Total comprehensive income for the period		774	969
Equity shareholders of the parent		772	969
Comprehensive income, attributable to non-controlling interests		2	0
Consolidating Adjustments [Member]
Disclosure of information about consolidated structured entities [line items]
Revenue		0	0
Operating costs		0	0
Operating profit/(loss)		0	0
Finance income (cost)		0	0
Dividend income			(150)
Share of post-tax results of joint ventures and associates		(456)	(446)
Profit/(loss) before tax		(456)	(596)
Tax		0	0
Profit/(loss) after tax from continuing operations		(456)	(596)
Profit/(loss) after tax from discontinued operations		0	0
Total profit/(loss) for the period (continuing and discontinued)		(456)	(596)
Other comprehensive income for the period, net of tax, from continuing operations		(495)	(517)
Other comprehensive income for the period, net of tax, from discontinued operations2		0	0
Total comprehensive income for the period		(951)	(1,113)
Equity shareholders of the parent		(951)	(1,113)
Comprehensive income, attributable to non-controlling interests		£ 0	£ 0

[1]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[2]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[3]	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).
[4]	The other comprehensive income from discontinued operations relates to items of other comprehensive income of Cadent (investment held through Quadgas Holdco Limited), comprising £35m (2017: £60m) remeasurement gains on pension assets and post-retirement benefit obligations, and £1m (2017: £4m) net gains in respect of cash flow hedges. Both items are shown net of tax.
[5]	The non-controlling interests for the six month periods ending 30 September 2018 and 30 September 2017 relate to continuing operations.